COMMITMENTS AND CONTINGENCIES - Other Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other commitments
Letters of credit surety bonds and bank guarantees, outstanding	$ 1,872	$ 1,927
Deferred payments	3	5
Galore Creek
Other commitments
Deferred payments	75
Norte Abierto Project
Other commitments
Deferred payments	$ 120	$ 124